Summary of Significant Accounting Policies - Summary of Account Receivable Balance (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of Account Receivable [Line Items]
Accounts receivable, net	$ 131,831	$ 76,709
Accounts receivable
Schedule of Account Receivable [Line Items]
Accounts receivable, net	130,641	113,089
Medicare risk adjustment
Schedule of Account Receivable [Line Items]
Accounts receivable, net	82,030	18,144
Unpaid service provider costs
Schedule of Account Receivable [Line Items]
Accounts receivable, net	$ (80,840)	$ (54,524)